INCOME TAXES	7 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 — INCOME TAXES

The Company’s taxable income primarily consists of interest earned on investments held in the Trust Account. There was no income tax expense for the period from May 19, 2021 (inception) through December 31, 2021.

The income tax provision (benefit) consists of the following for the period from May 19, 2021 (inception) through December 31, 2021:

For the Period from
May 19, 2021
(inception) through
December 31, 2021
Current
Federal	$—
State	124,434
Deferred
Federal	(30,416)
State	—
Valuation allowance	30,416
Income tax provision	$124,434

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

For the Period from
May 19, 2021
(inception) through
December 31, 2021

U.S. statutory rate	21.0%
Change in valuation allowance	(21.0)%

The Company’s net deferred tax assets were as follows as of December 31, 2021

Deferred tax assets:
Net operating loss carryover	$30,416
Total deferred tax assets	30,416
Valuation allowance	(30,416)
Deferred tax asset, net of allowance	$—

As of December 31, 2021, the Company had $144,837 of U.S. federal net operating loss carryovers available to offset future taxable income which do not expire.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.